Other liabilities - Additional (Details) € in Millions	12 Months Ended
	Jun. 30, 2026 EUR (€)	Sep. 03, 2025 employee
Disclosure of detailed information about borrowings [line items]
Expense of restructuring activities | €	€ 33.1
Maximum
Disclosure of detailed information about borrowings [line items]
Number of employees | employee		700